4. ACQUISITION OF 42WEST (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenue	$ 6,808,014	$ 5,588,495	$ 19,862,073	$ 15,064,851
Net income (loss)	5,923,245	$ (11,617,330)	10,897,757	$ (22,205,725)
42West [Member]
Revenue	5,409,166		15,236,278
Net income (loss)	$ 247,247		$ 1,612,589